PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2019	2020
	RMB	RMB	US$
Store operating equipment	924,359	1,287,211	197,274
Leasehold improvements	916,300	1,048,351	160,667
Office equipment and others	72,142	97,322	14,915
Office buildings	674,478	675,488	103,523
Construction in progress	39,217	192,032	29,430
	2,626,496	3,300,404	505,809
Less: accumulated depreciation	(519,320)	(1,001,459)	(153,480)
Less: impairment	(168,767)	(228,487)	(35,017)

	1,938,409	2,070,458	317,312

Schedule of store operating equipment under capital lease

	As of December 31,
	2019	2020
	RMB	RMB	US$

Store operating equipment	66,681	—	—
Less: accumulated depreciation	(14,737)	—	—

	51,944	—	—